Other liabilities (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other liabilities
Sundry creditors	$ 13,736	$ 9,433
Cash balances undrawn	373	127
Accrued personnel obligations	4,222	4,059
Other obligations	3,077	3,421
Credit and debit card operation balances	3,267	2,838
Other liabilities	$ 24,675	$ 19,878